Common Share Purchase Warrants - Schedule of warrant activity (Details) - $ / shares	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure Of Common Share Purchase Warrants [Abstract]
Number of warrants Outstanding, beginning of year	33,379,408	7,396,354
Weighted average exercise price, Outstanding, beginning of year	$ 7.60	$ 39.80
Number of warrants Expired and cancelled during period	(535,889)	(3,889,871)
Weighted average exercise price, Expired and cancelled during period	$ 4.09	$ 49.00
Number of warrants Issued on acquisition	5,970,370	0
Weighted average exercise price, Issued on acquisition	$ 14.59	$ 0
Number of warrants Issued	0	30,976,394
Weighted average exercise price, Warrants issued during period	$ 0	$ 4.96
Number of warrants Exercised during period	(2,146,931)	(1,103,469)
Weighted average exercise price, Exercised during period	$ 4.10	$ 3.88
Number of warrants Outstanding, end of year	36,666,958	33,379,408
Weighted average exercise price, Outstanding, end of year	$ 8.85	$ 7.60